Offsets	Oct. 31, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CVR Partners, LP
Form or Filing Type	S-3
File Number	333-266618
Initial Filing Date	Aug. 08, 2022
Fee Offset Claimed	$ 23,175
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 250,000,000
Termination / Withdrawal Statement

(1)
Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $61,779.36 of the registration fee previously paid in connection with the Registration Statement on Form S-3 (File No. 333-266618), as filed by the registrant with the Securities and Exchange Commission on August 8, 2022 (the “Prior Registration Statement”), to offset the registration fees that are payable in connection with the registration of securities on this registration statement. The registrant previously registered the offer and sale of up to $250,000,000 of common units representing limited partner interests, preferred units, rights, warrants, partnership securities, debt securities and guarantees of debt securities (the “2022 Primary Securities”) and 3,892,000 of common units representing limited partner interests to be offered by CVR Services, LLC (the “2022 Secondary Securities” and, together with the 2022 Primary Securities, the “Unsold Securities”). A filing fee of $23,175.00 with respect to the 2022 Primary Securities was paid in connection with the filing of the Prior Registration Statement, and a filing fee of $38,664.36 with respect to the 2022 Secondary Securities was paid in connection with the filing of the Prior Registration Statement. No securities were sold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $613,240,360 of securities proposed to be sold pursuant to this registration statement, in the amount of $84,688.50, is offset by the unused $61,779.36 registration fee paid in connection with the Unsold Securities and the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement is deemed terminated upon the filing of this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CVR Partners, LP
Form or Filing Type	S-3
File Number	333-266618
Initial Filing Date	Aug. 08, 2022
Fee Offset Claimed	$ 38,604.36
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Secondary Offering: Common Units representing limited partner interests
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 416,444,000
Termination / Withdrawal Statement

(1)
Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $61,779.36 of the registration fee previously paid in connection with the Registration Statement on Form S-3 (File No. 333-266618), as filed by the registrant with the Securities and Exchange Commission on August 8, 2022 (the “Prior Registration Statement”), to offset the registration fees that are payable in connection with the registration of securities on this registration statement. The registrant previously registered the offer and sale of up to $250,000,000 of common units representing limited partner interests, preferred units, rights, warrants, partnership securities, debt securities and guarantees of debt securities (the “2022 Primary Securities”) and 3,892,000 of common units representing limited partner interests to be offered by CVR Services, LLC (the “2022 Secondary Securities” and, together with the 2022 Primary Securities, the “Unsold Securities”). A filing fee of $23,175.00 with respect to the 2022 Primary Securities was paid in connection with the filing of the Prior Registration Statement, and a filing fee of $38,664.36 with respect to the 2022 Secondary Securities was paid in connection with the filing of the Prior Registration Statement. No securities were sold under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the $613,240,360 of securities proposed to be sold pursuant to this registration statement, in the amount of $84,688.50, is offset by the unused $61,779.36 registration fee paid in connection with the Unsold Securities and the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement is deemed terminated upon the filing of this registration statement.

Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CVR Partners, LP
Form or Filing Type	S-3
File Number	333-266618
Filing Date	Aug. 08, 2022
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 666,444,000
Fee Paid with Fee Offset Source	$ 61,779.36